Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade payables

	12.31.21	12.31.20
Non-current
Customer guarantees	367	414
Customer contributions	293	372
Total non-current	660	786

Current
Payables for purchase of electricity - CAMMESA	57,618	32,265
Provision for unbilled electricity purchases - CAMMESA	9,480	10,025
Suppliers	8,542	6,880
Advance to customer	468	602
Customer contributions	32	48
Discounts to customers	37	-
Total current	76,177	49,820